As filed with the Securities and Exchange Commission on April 14, 2004


                                               Registration No. 33-56339
                                                                811-7237
------------------------------------------------------------------------
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C. 20549

                        ---------------

                           FORM N-1A

                                                                    ----
       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     / X /
                                                                    ----

                                                                    ----
                  Pre-Effective Amendment No.                      /   /
                                                                    ----
                                                                    ----


                Post-Effective Amendment No. 62                    / X /


                            and                                     ----
                                                                    ----

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY        / X /
                          ACT OF 1940                               ----
                                                                    ----


                       Amendment No. 60                            / X /


               (Check appropriate box or boxes)                     ----
                       ---------------
                  PUTNAM INVESTMENT FUNDS

       (Exact name of registrant as specified in charter)
       One Post Office Square, Boston, Massachusetts 02109
          (Address of principal executive offices)

        Registrant's Telephone Number, including Area Code
                      (617) 292-1000
                     -----------------
      It is proposed that this filing will become effective
                  (check appropriate box)
----
/   / immediately upon filing pursuant to paragraph (b)
----



----
/  / on (date) pursuant to paragraph (b)
----


----
/ X / 60 days after filing pursuant to paragraph (a)(1)
----
---
/   / on (date) pursuant to paragraph (a)(1)
----
----
/   / 75 days after filing pursuant to paragraph (a)(2)
----
----
/   / on (date) pursuant to paragraph (a)(2) of Rule 485.
----
If appropriate, check the following box:
----
/   / this post-effective amendment designates a new
----  effective date for a previously filed post-effective amendment.

                     ------------------

                BETH S. MAZOR, Vice President
                  PUTNAM INVESTMENT FUNDS
                   One Post Office Square
                 Boston, Massachusetts 02109
          (Name and address of agent for service)

                     ------------------

                         Copy to:
                JOHN W. GERSTMAYR, Esquire
                    ROPES & GRAY LLP
                 One International Place
               Boston, Massachusetts 02110

                     ------------------


This Post-Effective Amendment relates solely to the Registrant's Putnam Research Fund series. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby. Parts A and B of this registration statement, other than with respect to the supplements to the prospectus and statement of additional information filed herewith, are hereby incorporated by reference to Post-Effective Amendment no. 59 to the Registration Statement, as filed with the Commission on November 26, 2003 (Accession No. 0000928816-03-000775).



Prospectus Supplement                                               213760 4/04
dated April 14, 2004 to:
-------------------------------------------------------------------------------
PUTNAM RESEARCH FUND
Prospectuses dated November 30, 2003

As previously disclosed in a press release dated March 2, 2004, Putnam Management discovered that in early 2001, certain Putnam employees had willfully circumvented controls in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in the fund. Putnam made restitution of approximately $1.8 million to the fund on February 19, 2004, representing approximately $0.014 per share outstanding as of such date. Had this payment been made when the error occurred, it would have had the effect of increasing the net asset value of each class of the fund's shares by $0.01 to $0.02 per share. Putnam and the fund's Trustees are in the process of finalizing the restitution amounts. Additional amounts may be warranted. Putnam has also implemented a number of personnel changes, including senior personnel, and has begun to implement changes in procedures to address these items. Putnam has informed the SEC, the fund's Trustees and independent auditors.

The following is added as a new second paragraph under the heading "Performance Information:"

Performance information shown in the bar chart and table has been adjusted to reflect the restitution payment from Putnam Management as if it had been made on January 5, 2001. This payment had the effect of increasing the net asset value of each class of the fund's shares for each day during the period by $0.01 to $0.02 per share. If the adjustment had not been so reflected, performance shown for periods ending December 31, 2003 and for calendar years 2001, 2002 and 2003 would have been lower.

The following information replaces the bar chart and table appearing under the caption "Performance Information":

[GRAPHIC OMITTED: CALENDAR YEAR TOTAL RETURNS]

CALENDAR YEAR TOTAL RETURNS

1996                 23.26%
1997                 32.92%
1998                 29.45%
1999                 27.57%
2000                 -2.13%
2001                -18.85%
2002                -22.21%
2003                 25.17%

Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. Year-to-date performance through 3/31/04 was 1.08%. During the periods shown in the bar chart, the highest return for a quarter was 23.77% (quarter ending 12/31/98) and the lowest return for a quarter was -20.18% (quarter ending 9/30/01).

-------------------------------------------------------------------------------
Average Annual Total Returns (for periods ending 12/31/03)
-------------------------------------------------------------------------------
                                                                    Since
                                              Past        Past    inception
                                             1 year     5 years   (10/2/95)
-------------------------------------------------------------------------------
Class A before taxes                         18.62%     -1.34%      9.71%
Class A after taxes on distributions         18.62%     -2.34%      7.97%
Class A after taxes on distributions
and sale of fund shares                      12.11%     -1.64%      7.52%
Class B before taxes                         19.30%     -1.36%      9.54%
Class C before taxes                         23.25%     -1.01%      9.60%
Class M before taxes                         20.08%     -1.48%      9.40%
Class R before taxes                         24.98%     -0.50%     10.17%
S&P 500 Index (no deduction for fees,
expenses or taxes)                           28.68%     -0.57%      9.93%
-------------------------------------------------------------------------------

Unlike the bar chart, this performance information reflects the impact of sales charges. Class A and class M share performance reflects the current maximum initial sales charges (which for class A shares reflects a reduction that took effect after December 31, 2003); class B and class C share performance reflects the maximum applicable deferred sales charge if shares had been redeemed on 12/31/03 and, for class B shares, does not assume conversion to class A shares after eight years. For periods before the inception of class B shares (6/15/98), class C shares (2/1/99), class M shares (6/15/98) and class R shares (1/21/03), performance shown for these classes in the table is based on the performance of the fund's class A shares, adjusted to reflect the appropriate sales charge and the higher 12b-1 fees paid by the class B, class C, class M and class R shares. The fund's performance through 7/31/98 benefited from Putnam Management's agreement to limit the fund's expenses. The fund's performance is compared to the S&P 500 Index, an unmanaged index of common stocks frequently used as a general measure of U.S. stock performance. After-tax returns reflect the highest individual federal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

The following information replaces the first paragraph appearing under the caption "Financial Highlights":

The financial highlights tables are intended to help you understand the fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Except for the unaudited information for the six months ended January 31, 2004, this information has been derived from the fund's financial statements, which have been audited by KPMG LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request.

To comply with regulatory requirements, the following unaudited information for the six months ended January 31, 2004 supplements the information contained in the Financial Highlights table:


-------------------------------------------------------------------------------------------
                            Class A      Class B      Class C      Class M      Class R
                           Six months   Six months   Six months   Six months   Six months
                             ended        ended        ended        ended        ended
                           January 31   January 31   January 31   January 31   January 31
 Per-share operating          2004         2004         2004         2004         2004
 performance              (Unaudited)  (Unaudited)  (Unaudited)  (Unaudited)  (Unaudited)
-------------------------------------------------------------------------------------------
Net Asset Value,
beginning of period           $11.60       $11.13       $11.20       $11.29       $11.59
-------------------------------------------------------------------------------------------
Investment Operations:
-------------------------------------------------------------------------------------------
Net Investment Income (a)        .02         (.02)        (.02)        (.01)          --(d)
-------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments             1.44         1.38         1.39         1.40         1.44
-------------------------------------------------------------------------------------------
Total from investment
operations                      1.46         1.36         1.37         1.39         1.44
-------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------
From net investment income        --           --           --           --           --
-------------------------------------------------------------------------------------------
From net realized gain
on investments                    --           --           --           --           --
-------------------------------------------------------------------------------------------
Total distributions               --           --           --           --           --
-------------------------------------------------------------------------------------------
Net asset value,
end of period                 $13.06       $12.49       $12.57       $12.68       $13.03
-------------------------------------------------------------------------------------------
Total return at net
asset value (%)(b)(e)          12.59*       12.22*       12.23*       12.31*       12.42*
-------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------
Net assets, end
of period (in thousands)    $952,712     $504,704      $59,413      $27,812         $928
-------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)        .55*         .93*         .93*         .80*         .68*
-------------------------------------------------------------------------------------------
Ratio of net investment
income to average
net assets (%)                   .17*        (.21)*       (.21)*       (.08)*        .05*
-------------------------------------------------------------------------------------------
Portfolio turnover (%)         56.44*       56.44*       56.44*       56.44*       56.44*
-------------------------------------------------------------------------------------------


 *  Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements.

(d) Amount represents less than $0.01 per share.

(e) If the restitution payment described above had not been made, total return for the six months ended January 31, 2004 would have been: class A: 12.50%; class B: 12.13%; class C: 12.05%; class M: 12.22%;
    class R: 12.34%.


Prospectus Supplement                                    213761 4/04
dated April 14, 2004 to:
----------------------------------------------------------------------

PUTNAM RESEARCH FUND
Class Y Prospectus dated November 30, 2003

As previously disclosed in a press release dated March 2, 2004, Putnam Management discovered that in early 2001, certain Putnam employees had willfully circumvented controls in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in the fund. Putnam made restitution of approximately $1.8 million to the fund on February 19, 2004, representing approximately $0.014 per share outstanding as of such date. Had this payment been made when the error occurred, it would have had the effect of increasing the net asset value of each class of the fund's shares by $0.01 to $0.02 per share. Putnam and the fund's Trustees are in the process of finalizing the restitution amounts. Additional amounts may be warranted. Putnam has also implemented a number of personnel changes, including senior personnel, and has begun to implement changes in procedures to address these items. Putnam has informed the SEC, the fund's Trustees and independent auditors.

The following is added as a new second paragraph under the heading "Performance Information:"

Performance information shown in the bar chart and table has been adjusted to reflect the restitution payment from Putnam Management as if it had been made on January 5, 2001. This payment had the effect of increasing the net asset value of each class of the fund's shares for each day during the period by $0.01 to $0.02 per share. If the adjustment had not been so reflected, performance shown for periods ending December 31, 2003 and for calendar years 2001, 2002 and 2003 would have been lower.


[GRAPHIC OMITTED: bar chart CALENDAR YEAR TOTAL RETURNS]

CALENDAR YEAR TOTAL RETURNS


1996                 23.26%
1997                 32.92%
1998                 29.45%
1999                 27.57%
2000                 -1.90%
2001                -18.61%
2002                -22.07%
2003                 25.53%


Year-to-date performance through 3/31/04 was 1.15%. During the periods shown in the bar chart, the highest return for a quarter was 23.77% (quarter ending 12/31/98) and the lowest return for a quarter was -20.11% (quarter ending 9/30/01).

Average Annual Total Returns (for periods ending 12/31/03)

                  Past 1 year  Past 5 years  Since inception 10/2/95
Class Y             25.53%        -0.07%           10.56%
S&P 500 Index       28.68%        -0.57%            9.93%

The following information replaces the first paragraph appearing under the caption "Financial Highlights":

The financial highlights tables are intended to help you understand the fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. Except for the unaudited information for the six months ended January 31, 2004, this information has been derived from the fund's financial statements, which have been audited by KPMG LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request.

To comply with regulatory requirements, the following unaudited information for the six months ended January 31, 2004 supplements the information contained in the Financial Highlights table:

                                                          Class Y
                                                        Six months
                                                      ended January 31
                                                           2004
Per-share operating performance                         (Unaudited)
------------------------------------------------------------------------
Net Asset Value, beginning of period                      $11.67
------------------------------------------------------------------------
Investment Operations:
------------------------------------------------------------------------
Net Investment Income (a)                                    .04
------------------------------------------------------------------------
Net realized and unrealized gain
on investments                                              1.45
------------------------------------------------------------------------
Total from investment operations                            1.49
------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------
From net investment income                                    --
------------------------------------------------------------------------
From net realized gain on investments                         --
------------------------------------------------------------------------
Total distributions                                           --
------------------------------------------------------------------------
Net asset value, end of period                            $13.16
------------------------------------------------------------------------
Total return at net asset value (%)(b)(d)                  12.77*
------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------
Net assets, end of period (in thousands)                $132,666
------------------------------------------------------------------------
Ratio of expenses to average net
assets (%)(c)                                                .43*
------------------------------------------------------------------------
Ratio of net investment income to
average net assets (%)                                       .30*
------------------------------------------------------------------------
Portfolio turnover (%)                                     56.44*
------------------------------------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through brokerage service and expense offset arrangements.

(d) If the restitution payment described above had not been made, total return for the six months ended January 31,2004 would have been 12.68%.


Statement of Additional Information Supplement                      213762 4/04
dated April 14, 2004 to:
-------------------------------------------------------------------------------
PUTNAM RESEARCH FUND
Statement of Additional Information dated November 30, 2003

The text in the section "Independent Auditors and Financial Statements" is replaced with the following:

INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

KPMG LLP, 99 High Street, Boston, Massachusetts 02110, are the fund's independent auditors providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Auditors, financial highlights and financial statements included in the fund's Annual Report for the fiscal year ended July 31, 2003 are incorporated by reference into this SAI. The fund's Annual Report for the fiscal year ended July 31, 2003 was filed electronically on September 29, 2003 (File No. 811-7237). The audited financial highlights included in the prospectus and incorporated by reference into this SAI and the audited financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the reports of the independent auditors, given on their authority as experts in auditing and accounting.

The following unaudited financial information is added to under the new heading "Financial Statements":


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment
results,   per-share distributions, expense ratios, net investment
income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
January 31, 2004 (Unaudited)

Common stocks (99.1%) (a)
Number of shares                                                          Value

Aerospace and Defense (2.3%)
-------------------------------------------------------------------------------
       279,500 Boeing Co. (The)                                     $11,669,125
       222,200 Lockheed Martin Corp.                                 10,803,364
       165,700 United Technologies Corp.                             15,830,978
                                                                 --------------
                                                                     38,303,467

Airlines (0.7%)
-------------------------------------------------------------------------------
       776,100 Southwest Airlines Co.                                11,602,695

Automotive (0.5%)
-------------------------------------------------------------------------------
       170,700 General Motors Corp.                                   8,480,376

Banking (6.3%)
-------------------------------------------------------------------------------
        84,200 Bank of America Corp.                                  6,858,932
       837,300 Bank of New York Co., Inc. (The)                      26,584,275
       511,100 Fifth Third Bancorp                                   29,536,469
       105,500 State Street Corp.                                     5,681,175
       541,000 U.S. Bancorp                                          15,294,070
       385,500 Wells Fargo & Co.                                     22,131,555
                                                                 --------------
                                                                    106,086,476

Beverage (1.5%)
-------------------------------------------------------------------------------
       502,000 Coca-Cola Co. (The)                                   24,718,480

Biotechnology (2.0%)
-------------------------------------------------------------------------------
       371,400 Amgen, Inc. (NON)                                     23,951,586
       226,800 Biogen Idec, Inc. (NON)                                9,704,772
                                                                 --------------
                                                                     33,656,358

Broadcasting (0.7%)
-------------------------------------------------------------------------------
       309,100 Viacom, Inc. Class B                                  12,456,730

Building Materials (1.0%)
-------------------------------------------------------------------------------
     5,641,200 Aggregate Industries PLC (United
               Kingdom)                                               8,676,555
       315,200 Masco Corp.                                            8,403,232
                                                                 --------------
                                                                     17,079,787

Cable Television (0.8%)
-------------------------------------------------------------------------------
       355,000 Echostar Communications Corp. Class
               A (NON)                                               12,957,500

Chemicals (2.3%)
-------------------------------------------------------------------------------
       156,000 Avery Dennison Corp.                                   9,696,960
        42,000 Dow Chemical Co. (The)                                 1,761,900
       510,800 E.I. du Pont de Nemours & Co.                         22,424,120
        78,200 PPG Industries, Inc.                                   4,553,586
                                                                 --------------
                                                                     38,436,566

Commercial and Consumer Services (0.2%)
-------------------------------------------------------------------------------
        64,400 Cintas Corp.                                           2,907,660

Communications Equipment (3.2%)
-------------------------------------------------------------------------------
     1,241,900 Cisco Systems, Inc. (NON)                             31,842,316
       362,600 Nokia OYJ ADR (Finland)                                7,491,316
       830,600 Nortel Networks Corp. (Canada) (NON)                   6,495,292
       128,800 QUALCOMM, Inc.                                         7,524,496
                                                                 --------------
                                                                     53,353,420

Computers (3.3%)
-------------------------------------------------------------------------------
       536,100 Dell, Inc. (NON)                                      17,943,267
     1,347,400 Hewlett-Packard Co.                                   32,054,646
        75,900 Lexmark International, Inc. (NON)                      6,291,351
                                                                 --------------
                                                                     56,289,264

Conglomerates (4.9%)
-------------------------------------------------------------------------------
     1,606,400 General Electric Co.                                  54,023,232
     1,058,600 Tyco International, Ltd. (Bermuda)                    28,317,550
                                                                 --------------
                                                                     82,340,782

Construction (0.3%)
-------------------------------------------------------------------------------
       279,051 CRH PLC (Ireland)                                      5,875,027

Consumer Finance (1.5%)
-------------------------------------------------------------------------------
       196,300 Capital One Financial Corp.                           13,953,004
       426,000 MBNA Corp.                                            11,484,960
                                                                 --------------
                                                                     25,437,964

Consumer Goods (1.2%)
-------------------------------------------------------------------------------
        80,600 Avon Products, Inc.                                    5,103,592
       285,400 Colgate-Palmolive Co.                                 14,632,458
                                                                 --------------
                                                                     19,736,050

Electric Utilities (2.8%)
-------------------------------------------------------------------------------
       596,600 Edison International                                  13,125,200
        98,900 Entergy Corp.                                          5,783,672
       112,800 Exelon Corp.                                           7,555,344
       149,800 FirstEnergy Corp.                                      5,620,496
       558,900 PG&E Corp. (NON)                                      15,006,465
                                                                 --------------
                                                                     47,091,177

Electronics (4.4%)
-------------------------------------------------------------------------------
        87,900 Analog Devices, Inc.                                   4,206,015
       252,500 Celestica, Inc. (Canada) (NON)                         4,330,375
     1,483,400 Intel Corp.                                           45,392,040
        22,600 Samsung Electronics Co., Ltd. (South
               Korea)                                                10,095,823
       337,600 Texas Instruments, Inc.                               10,583,760
                                                                 --------------
                                                                     74,608,013

Energy (0.9%)
-------------------------------------------------------------------------------
       240,700 GlobalSantaFe Corp. (Cayman Islands)                   6,571,110
       298,000 Halliburton Co.                                        8,984,700
                                                                 --------------
                                                                     15,555,810

Financial (6.0%)
-------------------------------------------------------------------------------
       970,600 Citigroup, Inc. (SEG)                                 48,025,288
       331,000 Fannie Mae                                            25,520,100
       426,100 Freddie Mac                                           26,597,162
                                                                 --------------
                                                                    100,142,550

Food (0.8%)
-------------------------------------------------------------------------------
       170,400 Dean Foods Co. (NON)                                   5,452,800
       172,000 General Mills, Inc.                                    7,813,960
                                                                 --------------
                                                                     13,266,760

Health Care Services (2.8%)
-------------------------------------------------------------------------------
       115,900 AmerisourceBergen Corp.                                6,380,295
       401,100 Cardinal Health, Inc.                                 25,714,521
       132,400 Express Scripts, Inc. Class A (NON)                    9,158,108
       157,300 Medco Health Solutions, Inc. (NON)                     5,796,505
                                                                 --------------
                                                                     47,049,429

Homebuilding (1.8%)
-------------------------------------------------------------------------------
       452,550 D.R. Horton, Inc.                                     12,716,655
       384,400 Lennar Corp.                                          16,952,040
                                                                 --------------
                                                                     29,668,695

Insurance (5.5%)
-------------------------------------------------------------------------------
       504,400 ACE, Ltd. (Bermuda)                                   21,901,048
       808,200 American International Group, Inc.                    56,129,490
       176,700 XL Capital, Ltd. Class A (Bermuda)                    14,047,650
                                                                 --------------
                                                                     92,078,188

Investment Banking/Brokerage (1.1%)
-------------------------------------------------------------------------------
       435,700 Charles Schwab Corp. (The)                             5,485,463
       342,000 JPMorgan Chase & Co.                                  13,300,380
                                                                 --------------
                                                                     18,785,843

Leisure (0.4%)
-------------------------------------------------------------------------------
       121,400 Harley-Davidson, Inc.                                  6,196,256

Manufacturing (0.4%)
-------------------------------------------------------------------------------
        83,300 Illinois Tool Works, Inc.                              6,505,730

Media (1.2%)
-------------------------------------------------------------------------------
     1,782,100 Liberty Media Corp. Class A (NON)                     20,743,644

Medical Technology (0.8%)
-------------------------------------------------------------------------------
       287,200 Medtronic, Inc.                                       14,135,984

Metals (0.3%)
-------------------------------------------------------------------------------
       159,000 Alcoa, Inc.                                            5,434,620

Office Equipment & Supplies (0.3%)
-------------------------------------------------------------------------------
       127,100 Pitney Bowes, Inc.                                     5,157,718

Oil & Gas (4.9%)
-------------------------------------------------------------------------------
     1,109,363 BG Group PLC (United Kingdom)                          5,588,309
       110,400 Canadian Natural Resources, Ltd.
               (Canada)                                               5,311,283
     1,217,200 Exxon Mobil Corp.                                     49,649,588
       385,800 Noble Corp. (Cayman Islands) (NON)                    14,313,180
        74,800 Total SA Class B ADR (France)                          6,604,840
                                                                 --------------
                                                                     81,467,200

Pharmaceuticals (7.9%)
-------------------------------------------------------------------------------
       501,700 Abbott Laboratories                                   21,613,236
       147,900 Forest Laboratories, Inc. (NON)                       11,017,071
     2,140,200 Pfizer, Inc.                                          78,395,525
       532,800 Wyeth                                                 21,818,160
                                                                 --------------
                                                                    132,843,992

Photography/Imaging (0.3%)
-------------------------------------------------------------------------------
       324,100 Xerox Corp. (NON)                                      4,744,824

Railroads (1.5%)
-------------------------------------------------------------------------------
       106,800 Canadian National Railway Co.
               (Toronto Exchange) (Canada)                            6,402,660
       296,200 Union Pacific Corp.                                   19,075,280
                                                                 --------------
                                                                     25,477,940

Regional Bells (2.7%)
-------------------------------------------------------------------------------
     1,230,100 Verizon Communications, Inc.                          45,341,486

Restaurants (0.7%)
-------------------------------------------------------------------------------
       604,700 Darden Restaurants, Inc.                              12,094,000

Retail (9.9%)
-------------------------------------------------------------------------------
       230,400 AutoZone, Inc. (NON)                                  19,427,328
       330,800 Bed Bath & Beyond, Inc. (NON)                         13,433,788
       406,200 Family Dollar Stores, Inc.                            14,070,768
       361,800 Home Depot, Inc. (The)                                12,833,046
       561,600 Kohl's Corp. (NON)                                    24,878,880
       479,900 Lowe's Cos., Inc.                                     25,698,645
       687,800 Office Depot, Inc. (NON)                              10,970,410
       210,800 TJX Cos., Inc. (The)                                   4,846,292
       735,300 Wal-Mart Stores, Inc.                                 39,595,905
                                                                 --------------
                                                                    165,755,062

Software (5.8%)
-------------------------------------------------------------------------------
       197,200 Computer Associates International,
               Inc.                                                   5,154,808
     2,383,000 Microsoft Corp.                                       65,889,950
     1,203,800 Oracle Corp. (NON)                                    16,624,478
       350,700 Siebel Systems, Inc. (NON)                             4,674,831
       136,400 VERITAS Software Corp. (NON)                           4,482,104
                                                                 --------------
                                                                     96,826,171

Technology Services (0.3%)
-------------------------------------------------------------------------------
       136,300 Fiserv, Inc. (NON)                                     5,092,168

Telecommunications (0.8%)
-------------------------------------------------------------------------------
       579,800 AT&T Wireless Services, Inc. (NON)                     6,406,790
       252,300 CenturyTel, Inc.                                       6,660,720
                                                                 --------------
                                                                     13,067,510

Tobacco (1.6%)
-------------------------------------------------------------------------------
       480,200 Altria Group, Inc.                                    26,694,318

Toys (0.5%)
-------------------------------------------------------------------------------
       424,900 Mattel, Inc.                                           8,034,859
                                                                 --------------
               Total Common stocks
               (cost $1,507,549,436)                             $1,663,578,549

Short-term investments (1.7%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
    $4,151,885 Short-term investments held as
               collateral for loaned
               securities with yields ranging from
               1.00% to 1.05% due February 2, 2004
               (d)                                                   $4,151,645
    23,813,681 Short-term investments held in
               Putnam commingled cash account with
               yields ranging from 0.85% to 1.13%
               and due dates ranging from February
               2, 2004 to March 30, 2004 (d)                         23,813,681
                                                                 --------------
               Total Short-term investments
               (cost $27,965,326)                                   $27,965,326
-------------------------------------------------------------------------------
               Total Investments
               (cost $1,535,514,762)                             $1,691,543,875
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,678,234,472.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2004.

  (d) See Note 1 to the financial statements.

      ADR after the name of a foreign holding stands for American Depositary Receipts, representing ownership of foreign securities on deposit with a custodian bank.


Forward currency contracts to buy at January 31, 2004 (Unaudited)
(aggregate face value $8,587,295)

                                Aggregate          Delivery        Unrealized
                     Value     face value              date      appreciation
------------------------------------------------------------------------------
Euro            $7,872,296     $7,723,209           3/17/04          $149,087
Japanese Yen       888,632        864,086           3/17/04            24,546
------------------------------------------------------------------------------
                                                                     $173,633
------------------------------------------------------------------------------


Forward currency contracts to sell at January 31, 2004 (Unaudited) (aggregate face value $60,454,978)

                                                                   Unrealized
                                Aggregate         Delivery       appreciation/
                      Value    face value             date      (depreciation)
------------------------------------------------------------------------------
British Pound    $9,991,510    $9,558,236          3/17/04          $(433,274)
Canadian Dollar  18,102,952    18,475,256          3/17/04            372,304
Euro             27,200,609    26,289,254          3/17/04           (911,355)
South Korean Won  6,305,556     6,132,232          3/17/04           (173,324)
------------------------------------------------------------------------------
                                                                  $(1,145,649)
------------------------------------------------------------------------------


Futures contracts outstanding at January 31, 2004 (Unaudited)

                                Aggregate        Expiration        Unrealized
                     Value     face value              date      depreciation
------------------------------------------------------------------------------
S&P 500 Index
(Long)          $3,954,650     $3,962,179            Mar-04           $(7,529)
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
January 31, 2004 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investments in securities, at value, including $3,851,398 of
securities on loan (identified cost $1,535,514,762) (Note 1)   $1,691,543,875
-------------------------------------------------------------------------------
Foreign currency (cost $15) (Note 1)                                       15
-------------------------------------------------------------------------------
Dividends, interest and other receivables                           1,959,918
-------------------------------------------------------------------------------
Receivable for shares of the fund sold                              2,509,140
-------------------------------------------------------------------------------
Receivable for securities sold                                        879,695
-------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)               545,937
-------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)               6,677
-------------------------------------------------------------------------------
Receivable from Manager (Note 6)                                    1,813,908
-------------------------------------------------------------------------------
Total assets                                                    1,699,259,165

Liabilities
-------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                   1,739
-------------------------------------------------------------------------------
Payable for securities purchased                                    2,238,329
-------------------------------------------------------------------------------
Payable for shares of the fund repurchased                          9,181,262
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                        2,215,851
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)            704,393
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                 67,477
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                            1,670
-------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                709,606
-------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                1,517,953
-------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                 56,436
-------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                  4,151,645
-------------------------------------------------------------------------------
Other accrued expenses                                                178,332
-------------------------------------------------------------------------------
Total liabilities                                                  21,024,693
-------------------------------------------------------------------------------
Net assets                                                     $1,678,234,472

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 6)                             $2,320,256,520
-------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                           (1,654,037)
-------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                   (795,421,287)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                 155,053,276
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                             $1,678,234,472

Computation of net asset value and offering price
-------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($952,712,072 divided by 72,945,143 shares)                            $13.06
-------------------------------------------------------------------------------
Offering price per class A share (100/94.75 of $13.06)*                $13.78
-------------------------------------------------------------------------------
Net asset value and offering price per class B share
($504,704,146 divided by 40,404,426 shares)**                          $12.49
-------------------------------------------------------------------------------
Net asset value and offering price per class C share
($59,412,671 divided by 4,727,215 shares)**                            $12.57
-------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($27,811,731 divided by 2,193,128 shares)                              $12.68
-------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.68)*                $13.14
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class R share ($928,122 divided by 71,213 shares)                      $13.03
-------------------------------------------------------------------------------
Net asset value, offering price and redemption price per
class Y share ($132,665,730 divided by 10,079,209 shares)              $13.16
-------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.



Statement of operations
Six months ended January 31, 2004 (Unaudited)

Investment income:
-------------------------------------------------------------------------------
Dividends (net of foreign tax of $33,911)                         $12,105,948
-------------------------------------------------------------------------------
Interest                                                              135,809
-------------------------------------------------------------------------------
Securities lending                                                      7,357
-------------------------------------------------------------------------------
Total investment income                                            12,249,114

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                    4,609,591
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                      2,633,776
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                             23,631
-------------------------------------------------------------------------------
Administrative services (Note 2)                                       10,787
-------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                               1,195,723
-------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                               2,675,078
-------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                 340,696
-------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                 124,469
-------------------------------------------------------------------------------
Distribution fees -- Class R (Note 2)                                     489
-------------------------------------------------------------------------------
Other                                                                 226,988
-------------------------------------------------------------------------------
Non-recurring costs (Note 5)                                           39,557
-------------------------------------------------------------------------------
Costs assumed by Manager (Note 5)                                     (39,557)
-------------------------------------------------------------------------------
Total expenses                                                     11,841,228
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                           (430,300)
-------------------------------------------------------------------------------
Net expenses                                                       11,410,928
-------------------------------------------------------------------------------
Net investment income                                                 838,186
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                  140,499,526
-------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                     2,083,678
-------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)        (3,055,696)
-------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                  160,439
-------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                               (3,560,791)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures
contracts and written options during the period                    65,528,966
-------------------------------------------------------------------------------
Net gain on investments                                           201,656,122
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations             $202,494,308
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets
(Unaudited)

                                            Six months ended       Year ended
                                                  January 31          July 31
Increase (decrease) in net assets                       2004             2003
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                               $838,186       $3,762,216
-------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                    139,687,947     (257,257,035)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign
currencies                                        61,968,175      436,681,476
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                       202,494,308      183,186,657
-------------------------------------------------------------------------------
Contribution from Manager (Note 6)                 1,813,908               --
-------------------------------------------------------------------------------
Decrease from capital share transactions
(Note 4)                                        (216,753,718)    (158,417,541)
-------------------------------------------------------------------------------
Total increase (decrease) in net assets          (12,445,502)      24,769,116

Net assets
-------------------------------------------------------------------------------
Beginning of period                            1,690,679,974    1,665,910,858
-------------------------------------------------------------------------------
End of period (including accumulated net
investment loss of $1,654,037 and
$2,492,223, respectively)                     $1,678,234,472   $1,690,679,974
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights**
(For a common share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------
                             Six months
                               ended
                             January 31
Per-share                       2004                        Year ended July 31
operating performance        (Unaudited)   2003        2002         2001      2000            1999
---------------------------------------------------------------------------------------------------
Net asset value,
beginning of period           $11.60     $10.29      $14.23       $18.69    $16.60          $13.49
---------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------
Net investment income (a)        .02        .06         .04          .05       .01             .02
---------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments      1.44       1.25       (3.98)       (2.98)     3.10            3.15
---------------------------------------------------------------------------------------------------
Total from
investment operations           1.46       1.31       (3.94)       (2.93)     3.11            3.17
---------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------
From net
investment income                 --         --          --(d)        --        --              --
---------------------------------------------------------------------------------------------------
From net realized gain
on investments                    --         --          --        (1.53)    (1.02)           (.06)
---------------------------------------------------------------------------------------------------
From return of capital            --         --          --(d)        --(d)     --              --
---------------------------------------------------------------------------------------------------
Total distributions               --         --          --(d)     (1.53)    (1.02)           (.06)
---------------------------------------------------------------------------------------------------
Net asset value,
end of period                 $13.06     $11.60      $10.29       $14.23    $18.69          $16.60
---------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)         12.59*(e)  12.73      (27.67)      (16.93)    19.32           23.57
---------------------------------------------------------------------------------------------------

Ratios and supplemental
data
---------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)              $952,712   $922,788    $841,789   $1,152,135  $913,312        $475,954
---------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)        .55*      1.15        1.04         1.05      1.07            1.08
---------------------------------------------------------------------------------------------------
Ratio of net investment
income to average net
assets (%)                       .17*       .52         .33          .31       .02             .10
---------------------------------------------------------------------------------------------------
Portfolio turnover (%)         56.44*    131.93      149.58       162.94    159.24          126.14
---------------------------------------------------------------------------------------------------

  * Not annualized.

 ** See Note 6 to the financial statements.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) If the restitution payment described in Note 6 had not been made, total return for the six months ended January 31, 2004 would have been 12.50%.

    The accompanying notes are an integral part of these financial statements.





Financial highlights**
(For a common share outstanding throughout the period)

CLASS B
----------------------------------------------------------------------------------------------------------
                             Six months
                               ended
                             January 31
Per-share                       2004                       Year ended July 31
operating performance       (Unaudited)         2003      2002            2001            2000       1999
----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period           $11.13           $9.95    $13.86          $18.38          $16.46     $13.49
----------------------------------------------------------------------------------------------------------
Investment operations:
----------------------------------------------------------------------------------------------------------
Net investment loss (a)         (.02)           (.02)     (.05)           (.07)           (.13)      (.11)
----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments      1.38            1.20     (3.86)          (2.92)           3.07       3.14
----------------------------------------------------------------------------------------------------------
Total from
investment operations           1.36            1.18     (3.91)          (2.99)           2.94       3.03
----------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                    --              --        --           (1.53)          (1.02)      (.06)
----------------------------------------------------------------------------------------------------------
From return of capital            --              --        --              --(d)           --         --
----------------------------------------------------------------------------------------------------------
Total distributions               --              --        --           (1.53)          (1.02)      (.06)
----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                 $12.49          $11.13     $9.95          $13.86          $18.38     $16.46
----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)         12.22*(e)       11.86    (28.21)         (17.58)          18.41      22.53
----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)              $504,704        $544,487  $597,784        $960,638        $906,430   $494,452
----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)        .93*           1.90      1.79            1.80            1.82       1.83
----------------------------------------------------------------------------------------------------------
Ratio of net investment
loss to average net
assets (%)                      (.21)*          (.23)     (.41)           (.44)           (.73)      (.66)
----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)         56.44*         131.93    149.58          162.94          159.24     126.14
----------------------------------------------------------------------------------------------------------

  * Not annualized.

 ** See Note 6 to the financial statements.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) If the restitution payment described in Note 6 had not been made, total return for the six months ended January 31, 2004 would have been 12.13%.

    The accompanying notes are an integral part of these financial statements.





Financial highlights**
(For a common share outstanding throughout the period)

CLASS C
----------------------------------------------------------------------------------------------------------
                             Six months
                                ended                                                      For the period
                              January 31                                                     Feb. 1, 1999+
Per-share                       2004                         Year ended July 31                to July 31
operating performance       (Unaudited)          2003     2002            2001       2000            1999
----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period            $11.20          $10.01   $13.95          $18.49     $16.55          $15.81
----------------------------------------------------------------------------------------------------------
Investment operations:
----------------------------------------------------------------------------------------------------------
Net investment loss (a)          (.02)           (.03)    (.05)           (.07)      (.13)           (.05)
----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments       1.39            1.22    (3.89)          (2.94)      3.09             .79
----------------------------------------------------------------------------------------------------------
Total from
investment operations            1.37            1.19    (3.94)          (3.01)      2.96             .74
----------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                     --              --       --           (1.53)     (1.02)             --
----------------------------------------------------------------------------------------------------------
From return of capital             --              --       --              --(d)      --              --
----------------------------------------------------------------------------------------------------------
Total distributions                --              --       --           (1.53)     (1.02)             --
----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                  $12.57          $11.20   $10.01          $13.95     $18.49          $16.55
----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)          12.23*(e)       11.89   (28.24)         (17.58)     18.43            4.68*
----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $59,413         $72,177  $84,065        $136,897   $106,087         $31,963
----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)         .93*           1.90     1.79            1.80       1.82             .91*
----------------------------------------------------------------------------------------------------------
Ratio of net investment
loss to average net
assets (%)                       (.21)*          (.24)    (.41)           (.44)      (.73)           (.35)*
----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)          56.44*         131.93   149.58          162.94     159.24          126.14
----------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ** See Note 6 to the financial statements.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) If the restitution payment described in Note 6 had not been made, total return for the six months ended January 31, 2004 would have been 12.05%.

    The accompanying notes are an integral part of these financial statements.




Financial highlights**
(For a common share outstanding throughout the period)

CLASS M
----------------------------------------------------------------------------------------------------------
                             Six months
                               ended
                             January 31
Per-share                       2004                                 Year ended July 31
operating performance       (Unaudited)         2003        2002            2001            2000     1999
----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period           $11.29          $10.06      $13.98          $18.48          $16.51   $13.49
----------------------------------------------------------------------------------------------------------
Investment operations:
----------------------------------------------------------------------------------------------------------
Net investment income
(loss) (a)                      (.01)             --(d)     (.02)           (.03)           (.08)    (.06)
----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments      1.40            1.23       (3.90)          (2.94)           3.07     3.14
----------------------------------------------------------------------------------------------------------
Total from
investment operations           1.39            1.23       (3.92)          (2.97)           2.99     3.08
----------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                    --              --          --           (1.53)          (1.02)    (.06)
----------------------------------------------------------------------------------------------------------
From return of capital            --              --          --              --(d)           --       --
----------------------------------------------------------------------------------------------------------
Total distributions               --              --          --           (1.53)          (1.02)    (.06)
----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                 $12.68          $11.29      $10.06          $13.98          $18.48   $16.51
----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)         12.31*(e)       12.23      (28.04)         (17.36)          18.67    22.90
----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)               $27,812         $35,646     $38,493         $62,268         $62,834  $42,359
----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)        .80*           1.65        1.54            1.55            1.57     1.58
----------------------------------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets (%)                  (.08)*           .02        (.16)           (.19)           (.47)    (.40)
----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)         56.44*         131.93      149.58          162.94          159.24   126.14
----------------------------------------------------------------------------------------------------------

  * Not annualized.

 ** See Note 6 to the financial statements.

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) If the restitution payment described in Note 6 had not been made, total return for the six months ended January 31, 2004 would have been 12.22%.

    The accompanying notes are an integral part of these financial statements.




Financial highlights**
(For a common share outstanding throughout the period)

CLASS R
----------------------------------------------------------------------------------------------------------
                                                                                 Six months        For the
                                                                                    ended           period
                                                                                 January 31  Jan. 21, 2003+
Per-share                                                                           2004        to July 31
operating performance                                                            (Unaudited)          2003
----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                $11.59          $10.57
----------------------------------------------------------------------------------------------------------
Investment operations:
----------------------------------------------------------------------------------------------------------
Net investment income (a)                                                              --(d)          .01
----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                  1.44            1.01
----------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                1.44            1.02
----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                      $13.03          $11.59
----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                              12.42*(e)        9.65*
----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                       $928              $1
----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                             .68*            .74*
----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                             .05*            .14*
----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                              56.44*         131.93
----------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ** See Note 6 to the financial statements.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) If the restitution payment described in Note 6 had not been made, total return for the six months ended January 31, 2004 would have been 12.34%.

    The accompanying notes are an integral part of these financial statements.





Financial highlights**
(For a common share outstanding throughout the period)

CLASS Y
----------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended                                                For the period
                                     January 31                                              April 4, 2000+
Per-share                               2004                     Year ended July 31             to July 31
operating performance               (Unaudited)      2003            2002            2001             2000
----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $11.67       $10.33          $14.28          $18.71          $18.94
----------------------------------------------------------------------------------------------------------
Investment operations:
----------------------------------------------------------------------------------------------------------
Net investment income (a)                .04          .08             .07             .09             .01
----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                   1.45         1.26           (3.98)          (2.99)           (.24)
----------------------------------------------------------------------------------------------------------
Total from
investment operations                   1.49         1.34           (3.91)          (2.90)           (.23)
----------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------
From net investment income                --           --            (.01)             --              --
----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --              --           (1.53)             --
----------------------------------------------------------------------------------------------------------
From return of capital                    --           --            (.03)             -- (d)          --
----------------------------------------------------------------------------------------------------------
Total distributions                       --           --            (.04)          (1.53)             --
----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $13.16       $11.67          $10.33          $14.28          $18.71
----------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                 12.77*(e)    12.97          (27.47)         (16.74)          (1.21)*
----------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $132,666     $115,581        $103,779         $91,040         $39,402
----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .43*         .90             .79             .80             .27*
----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .30*         .77             .57             .56             .08*
----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 56.44*      131.93          149.58          162.94          159.24
----------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ** See Note 6 to the financial statements.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Amount represents less than $0.01 per share.

(e) If the restitution payment described in Note 6 had not been made, total return for the six months ended January 31, 2004 would have been 12.68%.

    The accompanying notes are an integral part of these financial statements.




Notes to financial statements
January 31, 2004 (Unaudited)


Note 1
Significant accounting policies

Putnam Research Fund (the "fund") is a series of Putnam Investment Funds (the "trust"), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital appreciation by investing primarily in common stocks.

The fund offers class A, class B, class C, class M, class R and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.25%. Prior to January 28, 2004, the maximum front-end sales charge for class A shares was 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A, class M and class R shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A and class R shares but lower than class B and class C shares. Class R shares are sold without a front-end sales charge and pay an ongoing distribution fee that is higher than class A shares, but lower than class B, class C and class M shares. Class R shares are offered to qualified employee-benefit plans. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee. Class Y shares are sold to certain eligible purchasers including certain defined contribution plans (including corporate IRAs), bank trust departments and trust companies.

Effective April 19, 2004, a 2.00% redemption fee may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and, therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recognized on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange-traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

G) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At January 31, 2004, the value of securities loaned amounted to $3,851,398. The fund received cash collateral of $4,151,645, which is pooled with collateral of other Putnam funds into 9 issuers of high-grade short-term investments.

H) Line of credit During the period, the fund was entered into a committed line of credit with certain banks. The line of credit agreement included restrictions that the fund would maintain an asset coverage ratio of at least 300% and that borrowings would not exceed prospectus limitations. For the period ended August 6, 2003, the fund had no borrowings against the line of credit. Effective August 6, 2003, the fund no longer participated in a committed line of credit.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 2003, the fund had a capital loss carryover of $739,829,523 available to the extent allowed by tax law to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:


Loss Carryover       Expiration
-------------------------------
  $450,679,075    July 31, 2010
   289,150,448    July 31, 2011

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending July 31, 2003 $162,386,670 of losses recognized during the period November 1, 2002 to July 31, 2003.

The aggregate identified cost on a tax basis is $1,568,357,943, resulting in gross unrealized appreciation and depreciation of $145,888,360 and $22,702,428, respectively, or net unrealized appreciation of $123,185,932.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

K) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% thereafter.

Effective January 28, 2004, Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 2004 to the extent that the fund's net expenses as a percentage of average net assets exceed the average expense ratio for the fund's Lipper peer group of front-end load funds.

The base management fee is subject to a performance adjustment based on the investment performance of the fund compared to changes in the value of the Standard & Poor's 500 ("S&P 500") composite Stock Price Index. Performance will be calculated for these purposes at the beginning of each fiscal quarter, for the thirty-six month period immediately preceding such quarter or the life of the fund, if shorter. The applicable base fee will be increased or decreased for each calendar quarter by an incentive payment or penalty at the annual rate of 0.01% of the fund's average net assets for each 1.00% increment by which the fund outperforms or underperforms the S&P 500 in excess of 3.00%, subject to a maximum increase or decrease of 0.07% of average net assets. For the period ended January 31, 2004 the base management fee represented an effective annual basic rate of 0.55% of the fund's average net assets before a decrease of $204,418 (0.02% annualized) based on performance.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor servicing agent functions to the fund. During the six months ended January 31, 2004, the fund paid PFTC $2,036,602 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. The fund also reduced expenses through brokerage service arrangements. For the six months ended, January 31, 2004, the fund's expenses were reduced by $430,300 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $2,292 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively.

For the six months ended January 31, 2004, Putnam Retail Management, acting as underwriter, received net commissions of $67,159 and $2,301 from the sale of class A and class M shares, respectively, and received $1,058,581 and $4,236 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended January 31, 2004, Putnam Retail Management, acting as underwriter, received $1,303 and no monies on class A and class M redemptions, respectively.



Note 3
Purchases and sales of securities

During the six months ended January 31, 2004, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $968,358,057 and $1,187,787,354, respectively. There were no purchases and sales of U.S. government securities.

Written option transactions during the period are summarized as follows:

                                      Contract          Premiums
                                       Amounts          Received
----------------------------------------------------------------
Written options
outstanding at
beginning of period                     21,247           $12,961
----------------------------------------------------------------
Options opened                         430,502           147,478
Options exercised                           --                --
Options expired                       (451,749)         (160,439)
Options closed                              --                --
----------------------------------------------------------------
Written options
outstanding at
end of period                               --               $--
----------------------------------------------------------------

Note 4
Capital shares

At January 31, 2004, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         13,105,629      $160,648,811
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                    13,105,629       161,678,543

Shares repurchased                 (19,725,906)     (243,084,849)
----------------------------------------------------------------
Net decrease                        (6,620,277)     $(82,436,038)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class A                                 Shares            Amount
----------------------------------------------------------------
Shares sold                         24,601,165      $257,129,892
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                    24,601,165       257,129,892

Shares repurchased                 (26,861,435)     (277,287,891)
----------------------------------------------------------------
Net decrease                        (2,260,270)     $(20,157,999)
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          2,085,687       $24,407,972
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     2,085,687        24,953,478

Shares repurchased                 (10,582,804)     (124,783,130)
----------------------------------------------------------------
Net decrease                        (8,497,117)    $(100,375,158)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class B                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          6,755,639       $68,083,469
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     6,755,639        68,083,469

Shares repurchased                 (17,922,982)     (177,632,127)
----------------------------------------------------------------
Net decrease                       (11,167,343)    $(109,548,658)
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            240,574        $2,833,522
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       240,574         2,897,738

Shares repurchased                  (1,955,983)      (23,208,668)
----------------------------------------------------------------
Net decrease                        (1,715,409)     $(20,375,146)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class C                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          1,325,543       $13,218,453
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     1,325,543        13,218,453

Shares repurchased                  (3,279,795)      (32,796,318)
----------------------------------------------------------------
Net decrease                        (1,954,252)     $(19,577,865)
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            178,948        $2,109,389
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       178,948         2,139,449

Shares repurchased                  (1,143,301)      (13,697,019)
----------------------------------------------------------------
Net decrease                          (964,353)     $(11,587,630)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class M                                 Shares            Amount
----------------------------------------------------------------
Shares sold                            562,945        $5,729,127
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                       562,945         5,729,127

Shares repurchased                  (1,230,278)      (12,445,739)
----------------------------------------------------------------
Net decrease                          (667,333)      $(6,716,612)
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                             71,470          $912,882
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                        71,470           913,885

Shares repurchased                        (377)           (4,720)
----------------------------------------------------------------
Net increase                            71,093          $908,162
----------------------------------------------------------------

                                 For the period January 21, 2003
                                 (commencement of operations) to
                                                   July 31, 2003
----------------------------------------------------------------
Class R                                 Shares            Amount
----------------------------------------------------------------
Shares sold                                120            $1,257
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                           120             1,257

Shares repurchased                          --                --
----------------------------------------------------------------
Net increase                               120            $1,257
----------------------------------------------------------------

                               Six months ended January 31, 2004
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          7,304,555       $85,171,824
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     7,304,555        85,315,215

Shares repurchased                  (7,126,082)      (88,059,732)
----------------------------------------------------------------
Net increase (decrease)                178,473       $(2,887,908)
----------------------------------------------------------------

                                        Year ended July 31, 2003
----------------------------------------------------------------
Class Y                                 Shares            Amount
----------------------------------------------------------------
Shares sold                          3,628,690       $37,272,525
----------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                            --                --
----------------------------------------------------------------
                                     3,628,690        37,272,525

Shares repurchased                  (3,775,623)      (39,690,189)
----------------------------------------------------------------
Net decrease                          (146,933)      $(2,417,664)
----------------------------------------------------------------


Note 5
Regulatory matters and litigation

On November 13, 2003, Putnam Management agreed to entry of an order by the Securities and Exchange Commission in partial resolution of administrative and cease-and-desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by at least six Putnam Management investment professionals. The SEC's findings reflect that four of those employees engaged in such trading in funds over which they had investment decision-making responsibility and had access to non-public information regarding, among other things, current portfolio holdings and valuations. The six individuals are no longer employed by Putnam Management. Under the order, Putnam Management will make restitution for losses attributable to excessive short-term trading by Putnam employees, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. Putnam Management neither admitted nor denied the order's findings, which included findings that Putnam Management willfully violated provisions of the federal securities laws. A civil monetary penalty and other monetary relief, if any, will be determined at a later date. If a hearing is necessary to determine the amounts of such penalty or other relief, Putnam Management will be precluded from arguing that it did not violate the federal securities laws in the manner described in the SEC order, the findings set forth in the SEC order will be accepted as true by the hearing officer and additional evidence may be presented. Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees. Administrative proceedings instituted by the Commonwealth of Massachusetts on October 28, 2003 against Putnam Management in connection with alleged market-timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans are pending. Putnam Management has committed to make complete restitution for any losses suffered by Putnam shareholders as a result of any improper market-timing activities by Putnam employees or within Putnam-administered 401(k) plans.

The SEC's and Commonwealth's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

For the period ended January 31, 2004, Putnam Management has assumed $39,557 for legal, shareholder servicing and communication, audit, and Trustee fees incurred by the fund in connection with these matters.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. In addition, Marsh & McLennan Companies, Inc., Putnam Management's parent company, has engaged counsel to conduct a separate review of Putnam Management's policies and controls related to short-term trading. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.

Note 6
Other matters

In connection with an ongoing review of compliance procedures and controls, Putnam Management discovered that in early January 2001, certain Putnam employees had willfully circumvented controls in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in the fund. On February 19, 2004, the fund recorded a receivable for restitution from Putnam of approximately $1.8 million as of January 31, 2004, representing approximately $.014 per share outstanding as of such date. The fund's Paid-in-Capital account reflects a corresponding increase. Had this payment been made when the error occurred, it would have had the effect of increasing the net asset value of each class of the fund's shares for each day during the period by $0.01 to $0.02 per share. Putnam and the fund's trustees are in the process of finalizing the restitution amount. Additional amounts may be warranted. Putnam has also made a number of personnel changes, including senior managers, and has begun to implement changes in procedures. Putnam has informed the SEC, the Funds' Trustees and independent auditors. The restitution made by Putnam is not reflected in the audited information appearing in the fund's financial highlights table and statement of changes in net assets.


PUTNAM INVESTMENT FUNDS


Putnam Research Fund


FORM N-1A
PART C

OTHER INFORMATION

Item 23. Exhibits

(a) Agreement and Declaration of Trust, as amended on January 6, 1995 -- Incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement.
(b) By-Laws as amended through July 21, 2000 -- Incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement.
(c)(1) Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights -- Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement.
(c)(2) Portions of By-Laws Relating to Shareholders' Rights -- Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement.
(d) Management Contract dated December 2, 1994, as most recently revised on March 12, 2001 -- Incorporated by reference to Post-Effective Amendment No. 45 to the Registrant's Registration Statement.
(e)(1) Distributor's Contract dated December 2, 1994 -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
(e)(2) Form of Dealer Sales Contract -- Incorporated by reference to Pre-effective Amendment No. 1 to the Registrant's Registration Statement.
(e)(3) Form of Financial Institution Sales Contract -- Incorporated by reference to Pre-effective Amendment No. 1 to the Registrant's Registration Statement.
(f) Trustee Retirement Plan dated October 4, 1996 -- Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.
(g) Custodian Agreement with Putnam Fiduciary Trust Company dated May 3, 1991, as amended June 1, 2001 -- Incorporated by reference to Post-Effective Amendment No. 48 to the Registrant's Registration Statement.


(h)(i)  Investor Servicing Agreement dated June 3, 1991 with Putnam
Fiduciary Trust Company -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
(h)(2)  Letter of Indemnity dated December 18, 2003 with Putnam
Investment Management.
(i) Opinion of Ropes & Gray, including consent -- Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant's Registration Statement.


(j) Consent of Independent Accountants.
(k) Not applicable.
(l) Investment Letter from Putnam Investments, LLC to the Registrant -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
(m)(1) Class A Distribution Plan and Agreement dated April 1, 2000 -- Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement.
(m)(2) Class B Distribution Plan and Agreement dated April 1, 2000 -- Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement.
(m)(3) Class C Distribution Plan and Agreement dated April 1, 2000 -- Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement.
(m)(4) Class M Distribution Plan and Agreement dated April 1, 2000 -- Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement.
(m)(5) Class R Distribution Plan and Agreement dated November 14, 2003 -Incorporated by reference to Post-Effective Amendment No. 60 to the Registrant's Registration Statement.
(m)(6) Form of Dealer Service Agreement -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
(m)(7) Form of Financial Institution Service Agreement -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
(n) Rule 18f-3 Plan -- Incorporated by reference to Post-Effective Amendment No. 54 to the Registrant's Registration Statement.
(p)(1) The Putnam Funds Code of Ethics -- Incorporated by reference to Post-Effective Amendment No. 32 to the Registrant's Registration Statement.
(p)(2) Putnam Investments Code of Ethics-- Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant's Registration Statement.

Item 24. Persons Controlled by or under Common Control with Registrant

None.

Item 25. Indemnification

The information required by this item is incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-7237).

Items 26 and 27.


Item 26. Business and Other Connections of Investment Adviser

Except as set forth below, the directors and officers of the Registrant's investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is One Post Office Square, Boston, Massachusetts 02109.



Name                                  Non-Putnam business and other connections
----                                  -----------------------------------------
Yannick Aron                          Prior to June 2002, Quantitative Analyst and
Vice President                        Risk Manager, New Flag Asset Management
                                      Limited, 8-10 Haymarket, London, England;
                                      Prior to December 2002, Consultant, Reech
                                      Capital PLC, CNU Tower, 1 Undershaft,
                                      London, England.

Matthew P. Beagle                     Prior to August 2002, Manager, DiamondCluster
Assistant Vice President              International, Suite 3000, John Hancock Center,
                                      N. Michigan Ave., Chicago, IL 60611

Navin Belani                          Prior to December 2002, Associate, Salomon
Vice President                        Smith Barney, 388 Greenwich St., New York, NY
                                      10013

Michael Boam                          Prior to June 2002, Credit Analyst and Deputy
Vice President                        Portfolio Manager, New Flag Asset Management
                                      Limited, 8-10 Haymarket, London, England


Daniel S. Choquette                   Prior to September 2002, Fixed Income Derivatives
Senior Vice President                 Trader, Lehman Brothers, 745 7th Avenue,
                                      New York, NY 10019


John R.S. Cutler                      Member, Burst Media, L.L.C., 10 New England
Vice President                        Executive Park, Burlington, MA 01803

Timothy Francis Edmonstone            Prior to December 2002, Vice President and
Vice President                        Equities Analyst, BT Funds Management, Chifley
                                      Tower, One Chifley Place, Sydney NSW 2000,
                                      Australia

Irene M. Esteves                      Board of Directors Member, SC Johnson
Managing Director                     Commercialmarkets, 8310 16th St., Stutevant,
                                      WI 53177; Board of Directors Member, Mrs.
                                      Bairds Bakeries, 515 Jones St., Suite 200,
                                      Fort Worth, Texas 76102


Gian D. Fabbri                        Partner, KF Style, LLC, 73 Charles St., Boston,
Assistant Vice President              MA 02114

Maria Garcia-Lomas                    Prior to July 2003, Research Analyst, J.P. Morgan
Vice President                        Securities Ltd., 125 London Wall, London, England

Haralabos E. Gakidis                  Prior to October 2003, Head of Consulting and
Vice President                        Business Development, The RISConsulting Group LLC,
                                      420 Boylston Street, Suite 302, Boston, MA 02116

Charles E. Haldeman                   Prior to October 2002, Chief Executive Officer,
President and Chief                   Delaware Management Holdings, Inc., 2005 Market
Executive Officer                     Street, Philadelphia, PA 19103

Carolyn J. Herzog                     Prior to August, 2002, Consultant, Ajilon, One
Assistant Vice President              Van de Graaf Road, Burlington, MA 01803


Andrew Holmes                         Prior to June 2002, Director, New Flag Asset
Senior Vice President                 Management Limited, 8-10 Haymarket, London, England

Anna M. Lester                        Prior to June 2002, Owner, Sloan Sweatshirt Company,
Assistant Vice President              50 Memorial Drive, Cambridge, MA 02142

David Mael                            Prior to April 2002, Senior Consultant, Solutions
Senior Vice President                 Atlantic, 109 Kingston St., Boston, MA 02210

Cyril S. Malak                        Prior to April 2002, Associate, JPMorgan Chase,
Vice President                        270 Park Ave., New York, NY 10019

Michael Mills                         Prior to June 2002, Senior Credit Analyst, New Flag
Vice President                        Asset Management Limited, 8-10 Haymarket, London,
                                      England

Donald E. Mullin                      Corporate Representative and Board Member, Delta
Senior Vice President                 Dental Plan of Massachusetts, 10 Presidents Landing,
                                      P.O. Box 94104, Medford, MA 02155


Terrence W. Norchi                    Prior to April 2002, Senior Vice President, Citigroup
Senior Vice President                 Asset Management, 100 First Stamford Place, Stamford,
                                      CT 06902

Brian P. O'Toole                      Prior to June 2002, Managing Director, Citigroup
Managing Director                     Asset Management, 100 First Stamford Place, Stamford,
                                      CT 06902


Walton D. Pearson                     Prior to February 2003, Senior Vice President and
Senior Vice President                 Senior Portfolio Manager, Alliance Capital Management
                                      L.P., 1345 Avenue of the Americas, New York, NY 10105

Michael C. Petro                      Prior to October 2002, Senior Research Associate, RBC
Vice President                        Dain Rauscher, 60 S. 6th St., Minneapolis, MN 55402


Lauritz Ringdal                       Prior to August 2002, Research Analyst, Standard Bank
Vice President                        London, Cannon Bridge House, 25 Dowgate Hill, London,
                                      England

Richard S. Robie III                  Prior to November 2001, Senior Vice President, Old
Managing Director                     Mutual (US) Asset Managers, One International Place,
                                      Boston, MA 02110


David H. Schiff                       Prior to July 2002, Principal, State Street Global
Senior Vice President                 Advisors, Two International Place, Boston, MA 02110

Justin M. Scott                       Director, DSI Proprieties (Neja) Ltd., Epping Rd.,
Managing Director                     Reydon, Essex CM19 5RD


Anton D. Simon                        Prior to June 2002, Chief Investment Officer, New Flag
Senior Vice President                 Asset Management Limited, 8-10 Haymarket, London, England

Julian Wellesley                      Prior to November 2002, Senior Vice President, Schroder
Senior Vice President                 Investment Management Inc., 875 Third Avenue, New York,
                                      NY 10020


Eric Wetlaufer                        President and Member of Board of Directors, The Boston
Managing Director                     Security Analysts Society, Inc., 100 Boylston St.,
                                      Suite 1050, Boston, MA 02110

Fifield W. Whitman                    Prior to August 2002, Vice President and Portfolio
Vice President                        Manager, Credit Suisse Asset Management, 3 Exchange
                                      Square, 44th Floor, Hong Kong

James Yu                              Prior to October 2002, Vice President and Portfolio
Vice President                        Manager, John Hancock Funds, 101 Huntington Ave.,
                                      Boston, MA 02199


Item 27.  Principal Underwriter

(a) Putnam Retail Management Limited Partnership is the principal underwriter for each of the following investment companies, including the Registrant:

Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asset Allocation Funds, Putnam California Tax Exempt Income Fund, Putnam Capital Appreciation Fund, Putnam Classic Equity Fund, Putnam Convertible Income-Growth Trust, Putnam Discovery Growth Fund (formerly Putnam Voyager Fund II), Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam Europe Equity Fund (formerly Putnam Europe Growth Fund), Putnam Florida Tax Exempt Income Fund, Putnam Funds Trust, The George Putnam Fund of Boston, Putnam Global Equity Fund, Putnam Global Income Trust, Putnam Global Natural Resources Fund, The Putnam Fund for Growth and Income, Putnam Health Sciences Trust, Putnam High Yield Trust, Putnam High Yield Advantage Fund, Putnam Income Fund, Putnam Intermediate U.S. Government Income Fund, Putnam International Equity Fund (formerly Putnam International Growth Fund), Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Municipal Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC & Emerging Growth Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam Tax Smart Funds Trust, Putnam U.S. Government Income Trust, Putnam Utilities Growth and Income Fund, Putnam Variable Trust, Putnam Vista Fund, Putnam Voyager Fund.

(b) The directors and officers of the Registrant's principal underwriter are listed below. None of the officers are officers of the Registrant except:

Name                          Position and Offices with Registrant

Richard Monaghan              Vice President
Gordon Silver                 Vice President

The principal business address of each person is One Post Office Square, Boston, MA 02109:

Name                                 Position and Office with the Underwriter
-----------------------------------------------------------------------------

Aaron III, Jefferson F.              Senior Vice President
Ahearn, Paul D.                      Assistant Vice President
Ahonen, Jennifer D.                  Vice President
Alpaugh, Christopher S.              Senior Vice President
Amisano, Paulette C.                 Vice President
Arends, Michael K.                   Senior Vice President
Asher, Steven E.                     Senior Vice President
Avery, Scott A.                      Senior Vice President
Ayala-Macey, Ann C.                  Assistant Vice President
Aymond, Christian E.                 Senior Vice President
Babcock III, Warren W.               Senior Vice President
Baker, Christopher H.                Vice President
Baker, Erin L.                       Assistant Vice President
Barker, Andrew R.                    Senior Vice President
Barnett, William E.                  Vice President
Barrett, Thomas                      Senior Vice President
Bartony, Paul A.                     Assistant Vice President
Beatty, Elizabeth A.                 Vice President
Beatty, Steven M.                    Senior Vice President
Bergeron, Christopher E.             Vice President
Beringer, Thomas C.                  Senior Vice President
Blackall, William B.                 Vice President
Borden, Richard S.                   Vice President
Bosinger, Paul C.                    Vice President
Bouchard, Keith R.                   Senior Vice President
Bradford Jr., Linwood E.             Managing Director
Brady, Jeremy V.                     Assistant Vice President
Brandt, Sarah J.                     Assistant Vice President
Brennan, Sean M.                     Assistant Vice President
Bromberger, Steven L.                Assistant Vice President
Buckner, Gail D.                     Senior Vice President
Bumpus, James F.                     Managing Director
Bunker, Christopher M.               Senior Vice President
Burns, Robert J.                     Assistant Vice President
Bush, Jessica Scoon                  Assistant Vice President
Cabana, Susan D.                     Senior Vice President
Call, Timothy W.                     Senior Vice President
Callinan, Richard E.                 Vice President
Campbell, Christopher F.             Assistant Vice President
Caramazza, Pierre C.                 Vice President
Card, Victoria R.                    Assistant Vice President
Carey, Christopher P.                Vice President
Carlson, Erik C.                     Assistant Vice President
Caruso, Robert M.                    Vice President
Casey, David M.                      Senior Vice President
Cass, William D.                     Senior Vice President
Caswell, Kendra L.                   Assistant Vice President
Ceruolo, Christopher                 Vice President
Chang, America J.                    Assistant Vice President
Chapman, Frederick                   Vice President
Church, Brian T.                     Vice President
Clark, James F.                      Assistant Vice President
Colman, Donald M.                    Vice President
Condon, Meagan L.                    Vice President
Condron, Brett P.                    Vice President
Coneeny, Mark L.                     Managing Director
Connelly, Donald A.                  Senior Vice President
Connolly, William T.                 Managing Director
Cooley, Jonathan A.                  Vice President
Corbett, Dennis T.                   Senior Vice President
Corvinus, F. Nicholas                Managing Director
Corwin, Kathleen K.                  Vice President
Cosentino, Joseph D.                 Assistant Vice President
Coveney, Anne M.                     Senior Vice President
Covington, Ryan R.                   Vice President
Crean, Jeremy P.                     Assistant Vice President
Cristo, Chad H.                      Senior Vice President
Croft, Ariane D.                     Assistant Vice President
Crotty, Kenneth Brian                Assistant Vice President
Curry, John D.                       Senior Vice President
Dabney, Richard W.                   Senior Vice President
Dahill, Jessica E.                   Vice President
Damon, James G.                      Vice President
Davidian, Raymond A.                 Vice President
Days, Nancy M.                       Assistant Vice President
DeAngelis, Adam                      Vice President
DeFao, Michael E.                    Vice President
DeGregorio Jr., Richard A.           Assistant Vice President
DeNitto, James P.                    Vice President
Demmler, Joseph L.                   Managing Director
Dempsey, Thomas F.                   Vice President
Dence, Mark A.                       Vice President
Derbyshire, Ralph C.                 Managing Director
Dewey Jr., Paul S.                   Senior Vice President
DiBuono, Jeffrey P.                  Assistant Vice President
DiGiacomo, Jill M.                   Assistant Vice President
Donadio, Joyce M.                    Vice President
Doyle, Michelle Anne                 Assistant Vice President
Economou, Stefan G.                  Assistant Vice President
Eidelberg, Kathleen E.               Assistant Vice President
Elder, Michael D.                    Managing Director
Emhof, Joseph R.                     Senior Vice President
Esteves, Irene M.                    Sr Managing Director
Ethington, Robert H.                 Assistant Vice President
Fanning, Virginia A.                 Senior Vice President
Fardy, Michael S.                    Vice President
Favaloro, Beth A.                    Senior Vice President
Felan III, Catarino                  Vice President
Feldman, Susan H.                    Senior Vice President
Fiedler, Stephen J.                  Vice President
Fishman, Mitchell B.                 Managing Director
Fleming, Robert A.                   Assistant Vice President
Flynn, Kevin M.                      Vice President
Foley, Timothy P.                    Senior Vice President
Forrester, Gordon M.                 Managing Director
Foster, Laura G.                     Vice President
Fronc, Richard Joseph                Assistant Vice President
Gaudette, Marjorie B.                Vice President
Gelinas, Christopher S.              Assistant Vice President
Giessler, Todd C.                    Vice President
Gipson, Zachary A.                   Vice President
Graham, Trevor C.                    Assistant Vice President
Grant, Lisa M.                       Vice President
Grant, Mitchell T.                   Managing Director
Greenwood, Julie M.                  Assistant Vice President
Greenwood, Todd M.                   Assistant Vice President
Gundersen, Jan S.                    Vice President
Hachey, Andrew J.                    Senior Vice President
Hagan IV, J. Addison                 Vice President
Haines, James B.                     Vice President
Halloran, James E.                   Senior Vice President
Halloran, Thomas W.                  Managing Director
Hartigan, Craig W.                   Senior Vice President
Hartigan, Maureen A.                 Vice President
Hassinger, Aaron D.                  Assistant Vice President
Herman, C. Christopher               Senior Vice President
Herold, Karen                        Assistant Vice President
Hess Jr., William C.                 Vice President
Hill, Kelli K.                       Senior Vice President
Holland, Jeffrey K.                  Vice President
Holmes, Maureen A.                   Senior Vice President
Holt, Michael A.                     Assistant Vice President
Hooley Jr., Daniel F.                Vice President
Howe, Denise M.                      Assistant Vice President
Howley, Sean J.                      Senior Vice President
Hoyt, Paula J.                       Vice President
Hughes, Carolyn                      Senior Vice President
Hyland, John P.                      Vice President
Iglesias, Louis X.                   Senior Vice President
Iris, Stefan K.                      Assistant Vice President
Jean, Ellen F.                       Assistant Vice President
Jeans, Kathleen A.                   Assistant Vice President
Jones, Thomas A.                     Senior Vice President
Jordan, Stephen R.                   Assistant Vice President
Kapinos, Peter J.                    Senior Vice President
Kay, Karen R.                        Senior Vice President
Kelley, Brian J.                     Senior Vice President
Kelly, A. Siobhan                    Senior Vice President
Kelly, David                         Managing Director
Kennedy, Daniel J.                   Senior Vice President
Kerivan, John R.                     Senior Vice President
Kersten, Charles N.                  Vice President
King, Brian Francis                  Vice President
Kinsman, Anne M.                     Senior Vice President
Kircher, Richard T.                  Assistant Vice President
Kirk Kahn, Deborah H.                Senior Vice President
Kline, Bonnie S.                     Assistant Vice President
Knutzen, Erik L.                     Managing Director
Kokos, Casey T.                      Assistant Vice President
Komodromos, Costas G.                Senior Vice President
Kotsiras, Steven                     Vice President
Kringdon, Joseph D.                  Managing Director
LaGreca, Jennifer J.                 Assistant Vice President
Lacascia, Charles M.                 Senior Vice President
Lacour, Jayme J.                     Assistant Vice President
Landers, Michael J.                  Vice President
Larson, John R.                      Vice President
Lathrop, James D.                    Senior Vice President
Lawson, Louise A.                    Vice President
Legge, Deirdre M.                    Vice President
Levy, Eric S.                        Managing Director
Levy, Norman S.                      Senior Vice President
Lewandowski Jr., Edward V.           Senior Vice President
Lighty, Brian C.                     Assistant Vice President
Link, Christopher H.                 Vice President
Lohmeier, Andrew                     Vice President
Loomis, Marcy R.                     Assistant Vice President
Lukens, James W.                     Senior Vice President
Mackey, Paul Stuart                  Assistant Vice President
Maglio, Nancy T.                     Assistant Vice President
Mahoney, Julie M.                    Vice President
Malonson, Michelle T.                Assistant Vice President
Mansfield, Scott D.                  Vice President
Martin, David M.                     Vice President
Martin, Kevin J.                     Assistant Vice President
Massey, Shannon M.                   Assistant Vice President
McCafferty, Karen A.                 Senior Vice President
McCarthy, Anne B.                    Assistant Vice President
McCarthy, Conor W.                   Senior Vice President
McCollough, Martha J.                Assistant Vice President
McConville, Paul D.                  Senior Vice President
McCullough, Ronald L.                Senior Vice President
McCutcheon, Bruce A.                 Senior Vice President
McDermott, Robert J.                 Vice President
McDonough, Timothy M.                Assistant Vice President
McInis, Brian S.                     Vice President
McKenna, Mark J.                     Managing Director
Mehta, Ashok                         Senior Vice President
Metelmann, Claye A.                  Senior Vice President
Michejda, Marek A.                   Senior Vice President
Mikami, Darryl K.                    Managing Director
Miller, Bart D.                      Senior Vice President
Mills, Ronald K.                     Vice President
Minsk, Judith                        Vice President
Mintzer, Matthew P.                  Senior Vice President
Moffitt, Kevin L.                    Vice President
Molesky, Kevin P.                    Vice President
Monaghan, Richard A.                 Director
Monahan, Kimberly A.                 Vice President
Moody, Paul R.                       Senior Vice President
Moret, Mitchell L.                   Senior Vice President
Nadherny, Robert Charles             Managing Director
Nakamura, Denise-Marie               Senior Vice President
Nardone, Laura E.                    Assistant Vice President
Nelson, Brian W.                     Vice President
Nickodemus, John P.                  Managing Director
Nickolini, Michael A.                Assistant Vice President
Nickse, Gail A.                      Assistant Vice President
Nicolazzo, Jon C.                    Senior Vice President
Nielson, James D.                    Assistant Vice President
Noble, John D.                       Senior Vice President
Nowak, Kristin M.                    Assistant Vice President
O'Callaghan, John                    Senior Vice President
O'Connell Jr., Paul P.               Vice President
O'Connor, Brian P.                   Senior Vice President
O'Connor, Matthew P.                 Senior Vice President
O'Sullivan, Shawn M.                 Vice President
Olsen, Stephen                       Assistant Vice President
Olson, Christopher W.                Vice President
Otsuka, Fumihiko                     Senior Vice President
Palmer, Patrick J.                   Senior Vice President
Patton, Robert J.                    Senior Vice President
Perkins, Erin M.                     Vice President
Phoenix, Joseph T.                   Managing Director
Piersol, Willow B.                   Vice President
Platt, Thomas R.                     Senior Vice President
Prina, Paul                          Senior Vice President
Pulkrabek, Scott M.                  Senior Vice President
Puzzangara, John C.                  Vice President
Quinn, Brian J.                      Vice President
Reed, Frank C.                       Vice President
Regner, Thomas M.                    Managing Director
Reid, Sandra L.                      Vice President
Reilly, Michael A.                   Vice President
Rickenbach, Christian R.             Assistant Vice President
Rider, Wendy A.                      Senior Vice President
Riley, Megan G.                      Assistant Vice President
Ritter, Jesse D.                     Assistant Vice President
Rodammer, Kris                       Senior Vice President
Rosalanko, Thomas J.                 Managing Director
Rose, Laura                          Assistant Vice President
Rosmarin, Adam L.                    Vice President
Rountree, G. Manning                 Senior Vice President
Rowe, Robert B.                      Senior Vice President
Ruys de Perez, Charles A.            Managing Director
Ryan, Deborah A.                     Vice President
Ryan, William M.                     Senior Vice President
Salsman, Elizabeth P.                Assistant Vice President
Saunders, Catherine A.               Managing Director
Saur, Karl W.                        Vice President
Sawyer, Matthew A.                   Senior Vice President
Schaub, Gerald D.                    Vice President
Schultz, Susan L.                    Assistant Vice President
Schwartz, Brian M.                   Assistant Vice President
Segers, Elizabeth R.                 Managing Director
Seward, Lindsay H.                   Assistant Vice President
Shanahan, Christopher W.             Vice President
Short Jr., Harold P.                 Senior Vice President
Short, Jonathan D.                   Senior Vice President
Siebold, Mark J.                     Vice President
Siemon Jr., Frank E.                 Vice President
Silva, J. Paul                       Senior Vice President
Silver, Gordon H.                    Sr Managing Director
Sliney, Michael J.                   Vice President
Sorenson, Carolyn L.                 Assistant Vice President
Spiegel, Steven                      Sr Managing Director
Spigelmeyer III, Carl M.             Vice President
Spooner, Andrew C.                   Assistant Vice President
Squires, Melissa H.                  Vice President
Stairs, Ben                          Senior Vice President
Stark, Kerri A.                      Vice President
Stickney, Paul R.                    Senior Vice President
Storkerson, John K.                  Senior Vice President
Stuart, James F.                     Vice President
Sullivan, Brian L.                   Senior Vice President
Sullivan, Elaine M.                  Senior Vice President
Sweeney, Brian S.                    Vice President
Sweeney, Janet C.                    Senior Vice President
Taber, Rene B.                       Vice President
Tanner, B. Iris                      Vice President
Tassinari, Michael J.                Assistant Vice President
Tavares, April M.                    Vice President
Telling, John R.                     Senior Vice President
Terry, Kimberley A.                  Assistant Vice President
Tierney, Tracy L.                    Assistant Vice President
Totovian, James H.                   Assistant Vice President
Tyrie, David C.                      Managing Director
Urban, Elke R.                       Assistant Vice President
Valentin, Carmen                     Assistant Vice President
Vaughan, Lindsey G.                  Senior Vice President
Wadera-Sandhu, Jyotsana              Assistant Vice President
Wallace, Stephen                     Vice President
Walsh, Julia A.                      Vice President
Weiss, Manuel                        Managing Director
Werths, Beth K.                      Vice President
Whitaker, J. Greg                    Senior Vice President
Whiting, Amanda M.                   Vice President
Wilde, Michael R.                    Assistant Vice President
Williams, Christopher J.             Assistant Vice President
Williams, Jason M.                   Vice President
Wolfson, Jane                        Senior Vice President
Woolverton, William H.               Managing Director
Young, Kathleen M.                   Vice President
Zechello, Steven R.                  Vice President
Zografos, Laura J.                   Senior Vice President
deMont, Lisa M.                      Senior Vice President


Item 28. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Judith Cohen; Registrant's investment adviser, Putnam Investment Management LLC; Registrant's principal underwriter, Putnam Retail Management Limited Partnership; Registrant's custodian, Putnam Fiduciary Trust Company ("PFTC"); and Registrant's transfer and dividend disbursing agent, Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.

Item 29. Management Services

None.

Item 30. Undertakings

None.

NOTICE


A copy of the Agreement and Declaration of Trust of Putnam Investment Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.


POWER OF ATTORNEY

I, the undersigned Officer of each of the funds listed on Schedule A hereto, hereby severally constitute and appoint John Hill, George Putnam III, Patricia Flaherty, John W. Gerstmayr and Bryan Chegwidden, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacities indicated below, the Registration Statements on Form N-1A or Form N-14 of each of the funds listed on Schedule A hereto and any and all amendments (including post-effective amendments) to said Registration Statements and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.


WITNESS my hand and seal on the date set forth below.

Signature                     Title                         Date

/s/ Charles E. Porter
---------------------------   Executive Vice President;     March 19, 2004
Charles E. Porter             Treasurer and Principal
                              Executive Officer

Schedule A

Putnam American Government Income Fund
Putnam Arizona Tax Exempt Income Fund
Putnam Asset Allocation Funds
Putnam California Tax Exempt Income Fund
Putnam Capital Appreciation Fund
Putnam Classic Equity Fund
Putnam Convertible Income-Growth Trust
Putnam Diversified Income Trust
Putnam Discovery Growth Fund
Putnam Equity Income Fund
Putnam Europe Equity Fund
Putnam Florida Tax Exempt Income Fund
Putnam Funds Trust
The George Putnam Fund of Boston
Putnam Global Equity Fund
Putnam Global Income Trust
Putnam Global Natural Resources Fund
The Putnam Fund for Growth and Income
Putnam Health Sciences Trust
Putnam High Yield Advantage Fund
Putnam High Yield Trust
Putnam Income Fund
Putnam Intermediate U.S. Government Income Fund
Putnam International Equity Fund
Putnam Investment Funds
Putnam Investors Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam Money Market Fund
Putnam Municipal Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New Opportunities Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam OTC & Emerging Growth Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Tax Exempt Income Fund
Putnam Tax Exempt Money Market Fund
Putnam Tax-Free Income Trust
Putnam Tax Smart Funds Trust
Putnam U.S. Government Income Trust
Putnam Utilities Growth and Income Fund
Putnam Variable Trust
Putnam Vista Fund
Putnam Voyager Fund


SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the fund certifies that it has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 14th day of April, 2004.


                                        Putnam Investment Funds


                                        By: /s/ Charles E.Porter,
                                        Executive Vice President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement of Putnam Investment Funds has been signed below by the following persons in the capacities and on the dates indicated:

Signature                     Title

John A. Hill                  Chairman of the Board; Trustee

George Putnam, III            President; Trustee

Charles E. Porter             Executive Vice President; Treasurer and
                              Principal Financial Officer




Steven D. Krichmar            Vice President and Principal Financial Officer

Michael T. Healy              Assistant Treasurer and
                              Principal Accounting Officer

Jameson A. Baxter             Trustee

Charles B. Curtis             Trustee

Ronald J. Jackson             Trustee

Paul L. Joskow                Trustee

Elizabeth T. Kennan           Trustee

John H. Mullin, III           Trustee

Robert E. Patterson           Trustee

A.J.C. Smith                  Trustee

W. Thomas Stephens            Trustee

W. Nicholas Thorndike         Trustee



                              By: /s/ Charles E. Porter,


                              as Attorney-in-Fact


                              April 14, 2004


Exhibit Index

Item 23 Exhibit


(h)(2)  Letter of Indemnity dated December 18, 2003 with
Putnam Investment Management


(j) Consent of Independent Accountants.